General information and Statement of Compliance	12 Months Ended
Dec. 31, 2017
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General information and Statement of Compliance

Note 2: General information and Statement of Compliance

The significant accounting policies used for preparing the consolidated financial statements are explained here below.

Basis of preparation

The consolidated financial statements have been prepared on a historical cost basis, except for :

•	Financial instruments – Fair value through profit or loss

•	Contingent consideration and other financial liabilities

•	Post-employment benefits liability

The policies have been consistently applied to all the years presented, unless otherwise stated. The consolidated financial statements are presented in euro and all values are presented in thousands (€000) except when otherwise indicated. Amounts have been rounded off to the nearest thousand and in certain cases, this may result in minor discrepancies in the totals and sub-totals disclosed in the financial tables.

Statement of compliance

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards, International Accounting Standards and Interpretations (collectively, IFRSs) as issued by the International Accounting Standards Board (IASB) and are also prepared in accordance with IFRS as adopted by the European Union.

The preparation of the consolidated financial statements in accordance with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, are areas where assumptions and estimates are significant to the financial statements. They are disclosed in Note 5.

Changes to accounting standards and interpretations

There were no new standards or interpretations effective for the first time for periods beginning on or after 1 January 2017 that had a significant effect on the Group’s financial statements, although an amendment to IAS 7 ‘Statement of Cash Flows’ has resulted in a reconciliation of liabilities from financing activities disclosed for the first time in Note 21.

The Group elected not to early adopt the following new Standards, Interpretations and Amendments, which have been issued by the IASB and/or the IFRIC, but which are not yet effective as per December 31, 2017 and/or net yet adopted by the European Union as per December 31, 2017:

•	IFRS 9 Financial Instruments (effective for annual periods beginning on or after 1 January 2018) is the standard issued as part of a wider project to replace IAS 39. IFRS 9 introduces a logical approach for the classification of financial assets, which is driven by cash flow characteristics and the business model in which an asset is held; defines a new expected-loss impairment model that will require more timely recognition of expected credit losses; and introduces a substantially-reformed model for hedge accounting, with enhanced disclosures about risk management activity. The new hedge accounting model represents a significant overhaul of hedge accounting that aligns the accounting treatment with risk management activities. IFRS 9 also removes the volatility in profit or loss that was caused by changes in the credit risk of liabilities elected to be measured at fair value.

•	Regarding the classification and measurement of financial assets, the impact is limited since the Group does not hold equity or debt investments.

•	Likewise, the impact in the Group of the new guidance on impairment of financial assets is very limited considering the nature of financial assets held and specifically the current low amount of trade receivables.

•	The Group does not currently apply hedge accounting.

•	There are no substantial changes to the measurement of financial liabilities under the new guidance.

Considering all the above and the characteristics of the financial instruments held by the Company, management has analysed the potential implications of the adoption of this standard and has concluded that it will not significantly affect its future consolidated financial statements.

•	IFRS 15 Revenue from Contracts with Customers (effective for annual periods beginning on or after 1 January 2018). The core principle of the new standard is for companies to recognize revenue to depict the transfer of goods or services to customers in amounts that reflect the consideration (that is, payment) to which the company expects to be entitled in exchange for those goods or services. The new standard will also result in enhanced disclosures about revenue, provide guidance for transactions that were not previously addressed comprehensively (for example, service revenue and contract modifications) and improve guidance for multiple-element arrangements.

For the years presented, the most significant revenue sources of the Company were the license agreements with Novartis and ONO Pharmaceuticals. Management has analyzed the contracts using the guidance under the new standard and has concluded that the adoption of IFRS 15 will not materially impact the consolidated financial statements to be issued in 2018. In this respect, the licensing revenue relating to Novartis and ONO agreements which will be reported for the years 2017 and 2016, has been concluded by management as follows:

•	in accordance with ‘Licensing’ Application Guidance set forth in IFRS 15—Appendix B, para. B52 until B63: it shall not be subject to any recognition restatement, as both license agreements concluded by the company to date qualify as ‘right-to-use’ licenses ;

•	in order to comply with the ‘Principal vs. Agent’ guidance set forth in IFRS 15 Appendix B, para. B34 until B38: it shall be grossed up for an amount of €1.5 million for the financial year ending 31 December 2016, with the same counterpart in ‘cost of licensing’ (expense).

IFRS 15 implementation shall thus have no impact on the gross margin previously reported under IAS 18, it shall have a limited presentation impact for the year 2016 only, as summarized in the table below:

€‘000	2017	Restatement	2017	2016	Restatement	2016
	IFRS 15		IAS 18	IFRS 15		IAS 18
Licensing revenue	3,540	0	3,540	9,929	1,489	8,440
Cost of licensing	(515)	0	(515)	(1,489)	(1,489)	0

Net Revenue from licensing	3,025	0	3,025	8,440	0	8,440

•	IFRS 16 Leases (effective for annual periods beginning on or after 1 January 2019) replaces the existing lease accounting requirements and, in particular, represents a significant change in the accounting and reporting of leases that were previously classified as ‘operating leases’ under IAS 17, with more assets and liabilities to be reported on the balance sheet and a different recognition of lease costs.

The Group has identified its lease contracts, and is currently in the process of capturing the relevant data needed under the new standard, in order to analyze the impact of adopting IFRS 16. The Company had total contractual obligations for operating leases of €3.8 million as at 31 December 2017 (€3.4 million as at 31 December 2016). The Company has not yet decided on the transition approach to be used.

Other Standards, Interpretations and Amendments to Standards: a number of other amendments to standards are effective for annual periods beginning after 1 January 2017, and have not been listed above because of either their non-applicability to or their immateriality to the Group’s consolidated financial statements.

Going concern

The Group is pursuing a strategy to develop therapies to treat unmet medical needs in oncology. Management has prepared detailed budgets and cash flow forecasts for the years 2018 and 2019. These forecasts reflect the strategy of the Group and include significant expenses and cash outflows in relation to the development of selected research programs and products candidates.

Based on its current scope of activities, the Group estimates its cash and cash equivalents and short term investments as of 31 December 2017 is sufficient to cover its cash requirements at least until the end of the first quarter of 2019. After due consideration of the above, the Board of Directors determined that management has an appropriate basis to conclude on the continuity of the Group’s business over the next 12 months from balance sheet date, and hence it is appropriate to prepare the financial statements on a going concern basis.